Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Short-Term Investments

Short-term investments (classified as available for sale securities) consist of the following:

As of December 31, 2014 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	334,864	-	-	334,864
Deposits	-	-	-	-

Total	334,864	-	-	334,864

As of December 31, 2013 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	304,884	-	-	304,884
Deposits	375,000	-	-	375,000

Total	679,884	-	-	679,884